Borrowings	12 Months Ended
Jun. 30, 2019
Borrowings [abstract]
Borrowings

18.	Borrowings

The following table shows the Company's borrowings as of June 30, 2019 and 2018:

	Book Value at 06.30.19	Book Value at 06.30.18	Fair Value at 06.30.19	Fair Value at 06.30.18
Non-convertible notes	21,384,528	22,583,329	21,284,157	22,959,879
Bank loans	1,716,778	1,577,947	1,560,065	1,605,731
Bank overdrafts	220,167	10,416	220,167	10,416
AABE Debts	128,513	130,591	128,513	130,591
Loans with non-controlling interests	65,833	44,341	65,833	44,341
Finance leases	15,204	22,407	15,204	22,407
Related parties (Note 29)	-	6,463	-	6,463
Total borrowings	23,531,023	24,375,494	23,273,939	24,779,828
Non-current	22,271,559	23,900,248
Current	1,259,464	475,246
Total	23,531,023	24,375,494

As of June 30, 2019 and 2018, the Group did not hold collateralized liabilities (seller financing and long-term borrowings, excluding finance leases).

Borrowings also include liabilities under finance leases where the Group is the lessee and which therefore are measured in accordance with IAS 17 "Leases". Information regarding liabilities under finance leases is disclosed in Note 23.

The maturity of the Group's borrowings (excluding obligations under finance leases) and the Group's classification related to interest rates is as follows:

	06.30.19	06.30.18
Capital
Less than one year	735,988	59,546
Between 1 and 2 years	6,523,430	350,847
Between 2 and 3 years	457,294	6,746,792
Between 3 and 4 years	15,323,622	603,877
More than 4 years	-	16,165,130
	23,040,334	23,926,192
Accrued interest:
Less than one year	384,452	405,473
Between 1 and 2 years	91,033	21,422
	475,485	426,895
	23,515,819	24,353,087

The fair value of current borrowings at fixed-rates and current and non-current borrowings at floating-rates approaches its carrying amount, as the effect of discounting is not significant. The fair value of debt instruments that are not quoted on a market are valued at their technical value, that is, nominal value plus accrued interest.

The following table shows a detail of the borrowings evolution as of June 30, 2019, 2018 and 2017:

	06.30.19	06.30.18	06.30.17
Balances at the beginning of the year	24,375,494	9,595,720	11,869,515
Borrowings obtained	2,336,067	1,256,549	447,441
Payment of borrowings	(2,094,094)	(132,997)	(434,925)
Interest paid	(2,024,581)	(1,312,051)	(1,219,962)
Accrued interest	2,100,372	1,495,195	1,298,309
Foreign exchange	(1,419,045)	10,355,706	(1,114,554)
Short-term loans, net	247,393	(35,468)	(23,159)
Repurchase of non-convertible notes	(56,356)	-	-
Issuance of non-convertible notes	-	4,609,660	-
Payment of non-convertible notes	-	-	(883,825)
Others	17,595	25,128	31,775
Inflation adjustment	(19,218)	(1,508,041)	(489,409)
Incorporated as a result of business combination	-	-	109,803
Capitalization of financial costs	67,396	26,093	4,711
Balance at the end of the year	23,531,023	24,375,494	9,595,720

The fair value of non-current borrowings at fixed rates (excluding obligations under finance leases) is as follows:

	06.30.19	06.30.18
NCN Class II due 2023	15,470,163	16,740,343
NCN Class IV due 2020	5,813,994	6,219,536
Bank loans	1,560,065	1,605,731
	22,844,222	24,565,610

The following table breakdown the borrowings by fixed and floating rate of the Group by emission currency (excluding the financial leases)

	06.30.19	06.30.18
Borrowings by currency and rate
Fixed rate:
Argentine Peso	209,956	10,416
US Dollar	21,460,570	22,627,670
Subtotal borrowings at fixed rate	21,670,526	22,638,086
Floating rate:
Argentine Peso	348,998	137,054
US Dollar	1,496,293	1,577,947
Subtotal borrowings at floating rate	1,845,291	1,715,001
Total borrowings	23,515,817	24,353,087
Financial leasing	15,204	22,407
Total borrowings in accordance with financial statement	23,531,021	24,375,494